Subsidiaries - Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Current assets	¥ 425,162	¥ 381,665
Non-current assets	1,979,450	2,014,986
Current liabilities	576,667	499,263
Non-current liabilities	446,626	524,653
REVENUE	2,015,890	1,616,903	¥ 1,725,428
Total comprehensive (loss) / income	35,428	38,961	21,850
Profit attributable to non-controlling interests	13,995	21,515	6,572
Net cash inflow from operating activities	366,655	265,179	261,312
Net cash (outflow) / inflow from investing activities	(243,546)	(175,887)	(215,879)
Net cash (outflow) / inflow from financing activities	(94,725)	(67,007)	(45,439)
Effect of foreign exchange rate changes on cash and cash equivalents	(3,538)	2,873	(999)
Net (decrease) / increase in cash and cash equivalents	24,846	25,158	(1,005)
Cash and cash equivalents at beginning of the year	97,931	72,773	73,778
Cash and cash equivalents at end of the year	¥ 122,777	¥ 97,931	72,773
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Current assets	¥ 24,722	¥ 26,489
Non-current assets	133,328	134,510
Current liabilities	13,273	15,504
Non-current liabilities	13,211	11,648
Net assets	131,566	133,847
REVENUE	37,304	28,196	33,541
Profit from continuing operations	3,696	24,153	2,448
Total comprehensive (loss) / income	(1,050)	30,391	(7,889)
Profit attributable to non-controlling interests	2,390	12,414	1,292
Dividends paid to non-controlling interests	1,420	444	775
Net cash inflow from operating activities	18,545	9,053	8,293
Net cash (outflow) / inflow from investing activities	(12,304)	(18,036)	(2,762)
Net cash (outflow) / inflow from financing activities	(4,296)	(2,248)	(4,284)
Effect of foreign exchange rate changes on cash and cash equivalents	(2,183)	748	586
Net (decrease) / increase in cash and cash equivalents	(238)	(10,483)	1,833
Cash and cash equivalents at beginning of the year	18,220	28,703	26,870
Cash and cash equivalents at end of the year	¥ 17,982	¥ 18,220	28,703
PetroChina Pipelines Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	72.26%	72.26%
Current assets	¥ 2,882	¥ 19,193
Non-current assets	232,842	235,023
Current liabilities	6,059	26,186
Non-current liabilities	8,408	12,344
Net assets	221,257	215,686
REVENUE	43,627	41,794	2,796
Profit from continuing operations	17,891	20,420	1,015
Total comprehensive (loss) / income	17,891	20,420	1,015
Profit attributable to non-controlling interests	4,963	5,664	282
Dividends paid to non-controlling interests	3,569		720
Net cash inflow from operating activities	31,160	30,270	2,554
Net cash (outflow) / inflow from investing activities	2,869	14,799	(19,434)
Net cash (outflow) / inflow from financing activities	(36,190)	(47,624)	21,744
Net (decrease) / increase in cash and cash equivalents	(2,161)	(2,555)	4,864
Cash and cash equivalents at beginning of the year	2,309	4,864
Cash and cash equivalents at end of the year	¥ 148	¥ 2,309	¥ 4,864